TYPE           	 13F-HR
PERIOD           12/31/2008
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY  February 11, 2009
Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	53
Form 13F Information Table Value Total:      	121,749


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

3M COMPANY		COM	88579Y101	2,293 	 39,844  SH		SOLE		 39,844
ABB LTD SPONSORED 	ADR	000375204	1,438 	 95,800  SH		SOLE		 95,800
ABBOTT LABS 		COM	002824100	1,261 	 23,636  SH		SOLE		 23,636
ALCOA INC 		COM	013817101	1,311 	 116,455 SH		SOLE		 116,455
ALLEGHENY TECHNOLOGIES 	COM	01741r102	481 	 18,840  SH		SOLE		 18,840
AMERICAN EXPRESS CO 	COM	025816109	1,196 	 64,465  SH		SOLE		 64,465
AIG INC			COM	026874107	56 	 35,981  SH		SOLE		 35,981
ANADARKO PETE CORP 	COM	032511107	1,187 	 30,800  SH		SOLE		 30,800
AT&T INC		COM	00206R102	2,487 	 87,276  SH		SOLE		 87,276
AUTOMATIC DATA PROCESS	COM	053015103	649 	 16,488  SH		SOLE		 16,488
AVERY DENNISON CORP	COM	053611109	687 	 21,000  SH		SOLE		 21,000
BANK OF AMERICA CORP	COM	060505104	1,156 	 82,127  SH		SOLE		 82,127
BERKSHIRE HATHAWAY INC 	COM	084670207	1,128 	 351 	 SH		SOLE		 351
BOEING CO		COM	097023105	1,141 	 26,730  SH		SOLE		 26,730
BP PLC SPONSORED	ADR	055622104	1,008 	 21,557  SH		SOLE		 21,557
CAMPBELL SOUP CO 	COM	134429109	365 	 12,150  SH		SOLE		 12,150
CARPENTER TECHNOLOGY	COM	144285103	1,369 	 66,670  SH		SOLE		 70,629
CHEVRON CORPORATION	COM	166764100	4,708 	 63,653  SH		SOLE		 63,653
CISCO SYSTEMS INC	COM	17275R102	1,395 	 85,610  SH		SOLE		 85,610
COCA COLA CO		COM	191216100	403 	 8,906 	 SH		SOLE		 8,906
EVEREST RE GROUP LTD 	COM	g3223r108	3,393 	 44,565  SH		SOLE		 44,565
EXXON MOBIL CORP	COM	30231G102	11,532   144,455 SH		SOLE		 144,455
FEDEX CORP 		COM	31428X106	370 	 5,775 	 SH		SOLE		 5,775
GENERAL AMERN INVS FUND	COM	368802104       17,858 1,026,313 SH		SOLE		 1,026,313
GENERAL DYNAMICS CORP	COM	369550108	576 	 10,000  SH		SOLE		 10,000
GENERAL ELECTRIC CO	COM	369604103	4,228 	 260,985 SH		SOLE		 260,985
HALLIBURTON COMPANY	COM	406216101	3,079 	 169,389 SH		SOLE		 169,389
HESS CORP		COM	42809H107	848 	 15,800  SH		SOLE		 15,800
HOME DEPOT INC 		COM	437076102	517 	 22,445  SH		SOLE		 22,445
HONDA MOTOR LTD AMERN 	COM	438128308	1,028 	 48,190  SH		SOLE		 48,190
HONEYWELL INTL INC	COM	438516106	2,608 	 79,445  SH		SOLE		 79,445
INTEL CORP		COM	458140100	3,764 	 256,777 SH		SOLE		 256,777
IBM COR			COM	459200101	368 	 4,375 	 SH		SOLE		 4,375
iSHARES MSCI EAFE FUND	COM	464287465	4,226 	 94,214  SH		SOLE		 94,214
JOHNSON & JOHNSON	COM	478160104	8,522 	 142,431 SH		SOLE		 142,431
JPMORGAN CHASE & CO 	COM	46625H100	2,814 	 89,240  SH		SOLE		 89,240
KIT DIGITAL INC.	COM	482470101	6 	 41,740  SH		SOLE		 41,740
MEDTRONIC INC 		COM	585055106	1,464 	 46,600  SH		SOLE		 46,600
MICROSOFT CORP		COM	594918104	1,305 	 67,107  SH		SOLE		 67,107
NATIONAL-OILWELL INC.	COM	637071101	428 	 17,510  SH		SOLE		 17,510
PARTNERRE LTD BERMUDA 	COM	g6852t105	4,502 	 63,175  SH		SOLE		 63,175
PEPSICO INC		COM	713448108	1,717 	 31,356  SH		SOLE		 31,356
PFIZER INC.		COM	717081103	2,877 	 162,469 SH		SOLE		 162,469
PROCTER & GAMBLE CO	COM	742718109	320 	 5,176 	 SH		SOLE		 5,176
ROYAL DUTCH SHELL 	ADR	780259206	889 	 16,800  SH		SOLE		 16,800
SCHLUMBERGER LTD	COM	806857108	586 	 13,845  SH		SOLE		 13,845
SPDR TR UNIT SER 1	COM	78462f103	4,020 	 44,543  SH		SOLE		 44,543
TEXAS INSTRUMENTS INC	COM	882508104	2,529 	 162,936 SH		SOLE		 162,936
TIME WARNER INC NEW	COM	887317105	200 	 19,870  SH		SOLE		 19,870
TOYOTA MOTOR CORP SP 	ADR	892331307	2,749 	 42,005  SH		SOLE		 42,005
UNION PAC CORP 		COM	907818108	737 	 15,420  SH		SOLE		 15,420
VERIZON COMMUNICATIONS	COM	92343V104	324 	 9,546 	 SH		SOLE		 9,546
WAL-MART STORES INC	COM	931142103	5,065 	 90,345  SH		SOLE		 90,345
